Don E Felice	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: Fax: Email:	215-772-7385 215-731-3621 dfelice@mmwr.com

January 18, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	CNI Charter Funds

Ladies and Gentlemen:

On behalf of CNI Charter Funds (the “Registrant”), attached herewith for filing pursuant to Rule 488 under the Securities Act of 1933, as amended please find a registration statement on Form N-14.  This Form N-14 is being filed in connection with the proposed “shell” reorganization of four series of shares of the Rochdale Investment Trust:  Rochdale Dividend & Income Portfolio; Rochdale Intermediate Fixed Income Portfolio; Rochdale Fixed Income Opportunities Portfolio and Rochdale Emerging Markets Portfolio into newly created corresponding series of the Registrant.

Please contact me with any questions or comments at 215-322-1925.

Very truly yours,

Don E. Felice
Enclosure

cc (w/enc):
Kurt Hawkesworth
William Souza
Laura Anne Corsell
Michael Glazer